Note 32 - Subsequent Events	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
32.	Subsequent events

An extraordinary general meeting of shareholders was held on July 6, 2023, which included a consideration and approval, in accordance with section 618 of the Companies Act 2006, that the Company (acting by its Board) be and is hereby authorised to consolidate, or consolidate and divide, all or such number of its existing Ordinary Shares of $0.012 each into such reduced number of Ordinary Shares of such increased nominal value as the Company’s Board may at any time prior to 23 October 2023 determine is appropriate in order to ensure that the Company remains compliant with the applicable rules of Nasdaq concerning the minimum trading price of the Company’s shares. The Ordinary Shares existing after any exercise of this power by the Company shall have the same rights and be subject to the same restrictions (save as to nominal value) as the existing Ordinary Shares of $0.012 each in the capital of the Company as set out in the Company’s articles of association for the time being.  This resolution was approved by The Company’s shareholders by no less than 96% of votes cast.

Tembo signed a landmark joint venture agreement with Francisco Motors, the pioneering manufacturer of jeepneys in the Philippines. Under the agreement, Tembo will develop and supply EUV electrification kits for a new generation of electric jeepneys. One of the country’s cultural icons, jeepneys are the most common utility vehicle in the Philippines and the main mode of public transportation, accounting for just over 40% of public transportation in the country. There are more than 200,000 jeepneys on the road in the Philippines, of which more than 90% are at least 15 years old and running on second-hand diesel engines. Under the Public Utility Vehicle Modernization Program, the Philippine Government requires that all jeepneys and other public utility vehicles with at least 15 years of service be replaced with Euro 4-compliant or electric-powered vehicles. This creates a US$10bn+ addressable market for the replacement of the old jeepneys. Francisco Motors and Tembo have already secured their first orders and have commenced work to deliver on those orders. The agreement will also give Tembo access to low-cost assembly in the Philippines.